Contingent Liabilities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Contingent Liabilities
Contractual purchase obligations for 2013	$ 3,744
Contractual purchase obligations for 2014 and 2015	3,890
Contractual purchase obligations for 2016 and 2017	1,469
Contractual purchase obligations for years after 2017	$ 457